Income Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Loss Before Provision for Income Taxes
Loss before provision for income taxes consisted of the following:

	Year ended October 31,
	2023	2022
Domestic (Canada)	$(99,157)	$(23,965)
Foreign (US)	(743)	(475)

Loss before provision for income taxes	$(99,900)	$(24,440)

Summary Of Components Of The Provision For Income Taxes
The components of the provision for income taxes is as follows:

	Year ended October 31,
	2023	2022
Current expense (benefit):
Domestic (Canada)	$—	$—
Foreign (US)	17	22

Total current expense (benefit)	17	22

Deferred expense (benefit)
Domestic (Canada)	—	—
Foreign (US)	—	—

Total deferred tax expense (benefit)	—	—

Total income tax expense (benefit)	$17	$22

Summary Of Reconciliation Of Company's Statutory Income Tax Rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended October 31,
	2023	2022
Income at Canada statutory rate	26.50%	26.50%
Conversion of debentures	(21.90)%	—
State taxes, net of federal benefit	0.05%	0.12%
Permanent differences	1.68%	(3.90)%
Tax credits	0.19%	0.29%
Foreign rate differential	(0.04)%	(0.11)%
Valuation allowance	(6.52)%	(22.86)%
Other	0.03%	(0.14)%

	(0.01)%	(0.09)%

Summary Of Net Deferred Income Tax
The net deferred income tax balances related to the following:

	October 31,
	2023	2022
Deferred tax assets:
R&D expenditures	7,012	6,441
Net operating loss (NOL) carryforwards	18,918	13,862
ITC credits	1,210	963
Property and equipment	791	742
Convertible debenture embedded derivative liabilities	—	13
Financing costs	2,440	—
Accruals	149	101
Section 174 capitalized R&D costs	393	—
Other	172	—

Total deferred tax assets	31,085	22,122

	October 31,
	2023	2022
Valuation allowance	(31,085)	(22,048)

Net deferred tax assets (liability)	—	74

Deferred tax liabilities:
Convertible debentures	—	(9)
Other	—	(65)

Total deferred tax liabilities	—	(74)

Net deferred tax assets (liability)	—	—